13 Taxes	12 Months Ended
Dec. 31, 2020
Taxes [Abstract]
Taxes
13	Taxes
13.1	Deferred income tax and social contribution

			Business	Recognized				Recognized
	Balance as of	Recognized	combination	comprehensive	Balance as of	Recognized	Reclassi-	comprehensive	Balance as of
	January 1, 2019	in income	effect	income	December 31, 2019	in income	fication (a)	income	December 31, 2020
Noncurrent assets
Provisions for legal claims	573,177	(62,662)	6,237	-	516,752	(6,072)	-	-	510,680
Post-employment benefits	328,685	13,285	-	63,444	405,414	9,433	-	92,190	507,037
Impairment of assets	328,011	57,456	-	-	385,467	(63,827)	-	-	321,640
Research and development and energy efficiency programs	154,491	10,840	-	-	165,331	(12,833)	-	-	152,498
Expected credit losses	114,010	17,811	-	-	131,821	(2,868)	-	-	128,953
Tax losses and negative tax basis	71,140	27,102	-	-	98,242	144,493	-	-	242,735
Social security contributions - injunction on judicial deposit	67,010	4,190	-	-	71,200	3,340	-	-	74,540
Provisons by performance andprofit sharing	30,548	21,567	-	-	52,115	109,622	-	-	161,737
Amortization - concession	53,339	5,005	-	-	58,344	(11,135)	-	-	47,209
Concession contracts	23,606	(1,253)	-	-	22,353	(1,292)	-	-	21,061
Provision for energy purchases	155,570	(137,531)	-	-	18,039	-	-	-	18,039
(-) Reclassification (a)					-	(1,771)	(81,971)	-	(83,742)
Others	147,771	(4,512)	-	-	143,259	22,634	-	-	165,893
	2,047,358	(48,702)	6,237	63,444	2,068,337	189,724	(81,971)	92,190	2,268,280
(-) Noncurrent liabilities
Concession contracts	613,658	99,199	(1,026)	-	711,831	188,674	-	-	900,505
Deemed cost	415,325	(34,116)	-	-	381,209	(30,718)	-	-	350,491
Derivative financial instruments	5,030	65,915	-	-	70,945	46,737	-	-	117,682
Escrow deposits monetary variation	64,167	(3,022)	-	-	61,145	1,981	-	-	63,126
Accelerated depreciation	32,682	17,640	-	-	50,322	25,633	-	-	75,955
Transaction cost on borrowings and debentures	31,127	981	-	-	32,108	(7,539)	-	-	24,569
(-) Reclassification (a)					-	478	(3,243)	-	(2,765)
Others	35,728	6,849	-	-	42,577	(10,626)	-	-	31,951
	1,197,717	153,446	(1,026)	-	1,350,137	214,620	(3,243)	-	1,561,514
Net	849,641	(202,148)	7,263	63,444	718,200	(24,896)	(78,728)	92,190	706,766
Assets presented in the Statement of Financial Position	1,007,061				1,011,866				1,191,104
(-) Liabilities presented in the Statement of Financial Position	(157,420)				(293,666)				(484,338)
(a) Reclassification to Assets classified as held for sale (Note 40).
13.1.1	Projection for realization of deferred income tax and social contribution:

The projection of deferred tax credits realization recorded in noncurrent assets and liabilities is based on the realization period of each item of deferred assets and liabilities and tax losses, also based on projections of future results. These projections were evaluated by the Supervisory Board and approved by the Board of Directors on March 17, 2021.

The criteria used for the realization of each item are related to the predictability of realization of the main value that gave rise to the temporary difference. When the expectation of realization of the item is difficult to predict, mainly because it is not under the control of the Company, such as provisions for litigation, the Company adopts history of realization to project its future realization. The realization of the amounts of income tax and social contribution losses follow the potential compensation considering future profits and the limit defined by the legislation.

Following are the items that were the basis for the setup of the main credits, as well as their form of realization:

- Provisions for post-employment benefits: realized as the payments are made to the Copel Foundation or reversed according to new actuarial estimates;

- Provisions for legal claims: realized according to court decisions or by the reversal when the possible risk of the shares is reviewed;

- Impairment of assets: realized through the amortization and/or depreciation of the impaired asset;

- Provision for purchase of energy and charges of the main distribution and transmission grid: realized upon the effective obligation of the amounts provisioned or by the reversal of the provision;

- Provisions for R&D and PEE: realized through the expenses incurred in the projects carried out;

- Deemed cost: realized through the amortization and/or depreciation of the valued asset;

- Amounts related to the concession agreement: realized over the term of the agreement;

- Amounts related to tax losses and negative tax basis: recovered by offsetting against future taxable income;

- Other amounts: realized when they meet the deductibility criteria provided for in tax legislation, or upon reversal of the recorded amounts.

The projected realization of the deferred taxes is shown below:

	Assets	Liabilities
2021	618,750	(108,316)
2022	223,243	(94,626)
2023	117,380	(110,243)
2024	80,174	(121,232)
2025	80,408	(92,592)
2026 to 2028	179,810	(257,513)
2029 to 2030	968,515	(776,992)
	2,268,280	(1,561,514)
13.1.2	Unrecognized tax credits

As of December 31, 2020, UEG Araucária did not recognize income tax and social contribution credits on income tax and social contribution tax losses in the amount of R$ 131,655 (R$ 34,567, as of December 31, 2019) for not having, at that moment, reasonable assurance of generation of future taxable profits sufficient to allow the utilization of these tax credits.

13.2	Other taxes recoverable and other tax obligations

	12.31.2020	12.31.2019
Current assets
Recoverable ICMS (VAT)	89,942	103,977
Recoverable PIS/Pasep and Cofins taxes (13.2.1)	1,474,119	98,942
Other recoverable taxes	1,262	2,141
	1,565,323	205,060
Noncurrent assets
Recoverable ICMS (VAT)	84,376	74,568
Recoverable PIS/Pasep and Cofins taxes (13.2.1)	4,421,403	213,667
Other recoverable taxes	33,719	33,776
	4,539,498	322,011
Current liabilities
ICMS (VAT) payable	201,138	179,662
PIS/Pasep and Cofins payable	179,133	125,197
IRRF on JSCP	43,950	117,807
Special Tax Regularization Program - Pert	50,565	49,310
Ordinary financing of taxes with the federal tax authorities	-	18,063
Other taxes	15,822	11,029
	490,608	501,068
Noncurrent liabilities
Social security contributions - injunction on judicial deposit	209,145	209,747
Special Tax Regularization Program - Pert	408,738	447,897
Other taxes	4,600	4,470
	622,483	662,114
13.2.1	Pis/Pasep and Cofins credit on ICMS

On August 12, 2009, Copel DIS filed for writ of mandamus No. 5032406-35.2013.404.7000 with the 3rd Federal Court of Curitiba applying for the granting of an order to stop including ICMS in the PIS and COFINS tax base, as well as to authorize it to proceed with the administrative offsetting of the amounts collected more than due for such social contributions in the last five years.

On June 16, 2020, a final unappealable ruling was handed down by the 2nd Panel of the Federal Regional Court of the 4th Region recognizing Copel DIS's right to exclude from the PIS and COFINS tax base the full amount of ICMS included in the energy supply and distribution invoices. The ruling also recognized that the limitation period, in this case, is of five years and that, therefore, Copel has the right to recover the amounts that have been paid during the five years preceding the filing of the writ of mandamus until the date of the final unappealable ruling.

Considering the final and unappealable ruling , with a favorable decision for the company, the entry of economic benefits became probable and, thereafter, the asset became realizable. In view of these, Copel DIS recognized the updated tax credit in assets, which will be recovered using the following expedients: by offsetting against taxes payable within the 5-year statute of limitations period, and, if necessary, by receiving securities issued in connection with Federal Government debts (“precatórios”).

Additionally, with the assistance of the opinion of its legal counsel, the Company concluded to record the liability to be refunded to consumers for the last 10 years of the credit, as from the date of the unappealable ruling, considering the current legislation, the statute of limitations period defined in the civil code and the jurisprudence of the courts. The refund of PIS and Cofins credits to consumers awaits the conclusion of discussions with Aneel regarding compensation mechanisms and criteria, based on the effective compensation of tax credits, which currently are under analysis by the Federal Revenue of Brazil

On February 9, 2021, Aneel held a public consultation aimed at discussing how to return tax credits to consumers, as described in Note 29.2. Aneel's proposal, which is being discussed, provides for the return of the amounts through a rebate in the next tariff adjustments, within a period of up to five years. Aneel did not comment on the statutory period for returning credit to the consumer.

Also, in relation to the potential future impacts of the adjustment of the effects, to be judged by the STF under RE No. 574,706/PR, the understanding of the Company, based on the opinion of its legal advisors, is that it is highly likely that the final decisions to the benefit of the taxpayers be maintained.

The table below shows the impacts of these records on Copel's balance sheet and statement of income:

12.31.2020
Tax credit - principal	3,620,118
Tax credit - monetary update	2,035,636
Effect on assets	5,655,754

Pis and Cofins to be refunded to consumers	(3,805,985)
Tax liabilities - Pis/Pasep and Cofins payable on financial income	(94,657)
Income tax and social contribution	(596,738)
Effect on liabilities	(4,497,380)

EFFECT ON BALANCE SHEET	1,158,374

Net operating revenue	810,563
Financial income, net of pis and cofins	944,549
Income tax and social contribution	(596,738)
EFFECT ON THE INCOME STATEMENT	1,158,374

The amounts of Pis and Cofins of Copel DIS for the months of March to June 2020, which have not yet been paid when the action was concluded were remeasured with the effects from the court decision and reclassified to the liability account to be refunded to consumers.The table below shows, therefore, the total balance to be returned to consumers recorded in balance sheet:

Pis and Cofins to be refunded to consumers	12.31.2020
Calculated until February 2020	3,805,985
Calculated from March to June 2020	121,838
3,927,823
Current	121,838
Noncurrent	3,805,985

The balance also contains the final and unappealable decision of the lawsuit records in which Compagás discussed the exclusion of ICMS from the PIS/Pasep and Cofins calculation basis. Due to this favorable ruling, Compagás recorded, on September 2019, the credit right of R$ 107,453 under Other Taxes Recoverable with corresponding entry of R$ 100,931 in operating revenue and R$ 6,522 in financial income. Part of these credits has already been recovered in 2020, so that the adjusted balance at December 31, 2020 is R$ 83,716.

13.2.2	Pis and Cofins under suspended enforceability

On May 15, 2020, Copel Telecomunicações S.A. obtained a preliminary injunction favorable to the Company, suspending enforceability of a portion of Pis and Cofins, recognizing that ICMS should not be included in the tax base of these contributions. Accordingly, the Company has been suspending the payment of this complementary amount and provisioning the amounts until a final decision on the merits of the action is rendered. The balances of this liability, in the amount of R$2,965, are recorded in the Liabilities line associated with assets classified as held for sale.

13.3	Reconciliation of provision for income tax (IRPJ) and social contribution (CSLL)

		Restated	Restated
	12.31.2020	12.31.2019	12.31.2018
Income before IRPJ and CSLL	5,119,537	2,846,923	1,838,037
IRPJ and CSLL (34%)	(1,740,643)	(967,954)	(624,933)
Tax effects on:
Equity in income	65,806	36,297	36,555
Interest on own capital	276,808	222,848	90,440
Dividends	243	192	497
Non deductible expenses	(17,133)	(15,274)	(26,291)
Tax incentives	28,572	17,804	13,860
Unrecognized income and social contribution tax loss carry-forwards	(39,421)	(48,892)	(5,645)
Difference between the calculation bases of deemed profit and taxable profit	121,242	72,175	(19,680)
Others	19,161	7,143	17,486
Current IRPJ and CSLL	(1,260,469)	(416,687)	(522,550)
Deferred IRPJ and CSLL	(24,896)	(258,974)	51,384
Effective rate - %	25.1%	23.7%	25.6%